Financial Instruments - Summary of Maturity Analysis For Derivative and Non Derivative Financial Liabilities (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 396
Long-term debt – Revolving credit facility	193
Long-term debt – Notes	400
Less than 3 months [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	396
Long-term debt – Revolving credit facility	0
Long-term debt – Notes	0
3 months to 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Long-term debt – Revolving credit facility	0
Long-term debt – Notes	0
Greater than 1 year [member]
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Long-term debt – Revolving credit facility	193
Long-term debt – Notes	$ 400